Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Major Components Of Tax Expense (Income)
The following table represents the major components of income tax expense recognized in net earnings for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Current income tax expense	$30.1	$12.7
Deferred income tax expense	43.9	20.1
Income tax expense recognized in net earnings	$74.0	$32.8

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
The statutory tax rate for 2020 was 25.0% (2019 – 25.0%). The following table reconciles the expected income tax expense at the Canadian combined statutory income tax rate to the amounts recognized in net earnings for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Earnings before income taxes	$218.2	$128.9
Statutory tax rate	25.0%	25.0%
Expected income tax expense based on above rates	$54.6	$32.2
Effect of higher tax rates in foreign jurisdictions	3.5	1.0
Non-deductible expenses	1.0	(1.4)
Impact of local mining taxes	14.1	7.2
Impact of foreign exchange	3.1	(13.2)
Impact of renouncement of flow through share expenditures	0.9	0.8
Withholding tax	0.9	1.2
Change in unrecognized temporary differences	(3.0)	4.6
Other	(1.1)	0.4
Income tax expense	$74.0	$32.8

Schedule of Change in Deferred Income Tax Liability
The following table reflects the change in deferred income tax liability at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Balance, beginning of year	$513.7	$491.5
Deferred income tax expense recognized in net earnings	43.9	20.1
Deferred income tax expense recognized in OCI	2.3	2.1
Balance, end of year	$559.9	$513.7

Schedule of Deferred Tax Assets and Liabilities
The following reflects the deferred income tax liability at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Accounting value of mineral property, plant and equipment in excess of tax value	$591.8	$557.0
Accounting value of inventories in excess of tax value	8.8	7.9
Other taxable temporary differences	(25.5)	(19.8)
Non-capital losses carried forward	(15.2)	(31.4)
Deferred income tax liability	$559.9	$513.7